BALANCE SHEET - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jan. 11, 2021	Dec. 31, 2020		Sep. 30, 2020	Jul. 07, 2020
Current assets:
Cash	$ 254,887			$ 2,156,253	$ 161,271
Prepaid expenses	761,404			26,800
Total current assets	1,016,291			2,183,053	161,271
Cash held in Trust Account	276,052,152			276,000,000
Total Assets	277,068,443			278,183,053	574,310
Current liabilities:
Accounts payable	42,862			226,057	13,785
Accrued expenses	198,011			135,000	68,346
Note payable - related party				500,000	500,000
Total current liabilities	251,405			861,057	582,131
Deferred underwriting commissions	9,660,000			9,660,000
Derivative warrant liabilities	20,759,730			22,148,000
Total liabilities	36,219,052			32,669,057	582,131
Commitments and Contingencies
Shareholders' Deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital					24,310
Accumulated deficit	(35,151,299)			(30,486,694)	(32,821)
Total shareholders' deficit	(35,150,609)	$ (38,524,727)	$ (28,079,338)	(30,486,004)	(7,821)	[1],[2]	$ 4,767	$ 0
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	277,068,443			278,183,053	574,310
Class A Common Stock Subject to Redemption
Current liabilities:
Class A ordinary shares subject to possible redemption, $0.0001 par value; 27,600,000 shares issued and outstanding at $10.00 per share	276,000,000			276,000,000
Class B Ordinary shares
Shareholders' Deficit:
Ordinary shares	$ 690			$ 690	$ 690

[1]	Shares and the associated amounts have been retroactively restated to reflect: (i) the surrender of 2,875,000 Class B ordinary shares to the Company for cancellation for no consideration on December 16, 2020; and (ii) the share capitalization of 1,150,000 shares on January 6, 2021, resulting in an aggregate of 6,900,000 Class B ordinary shares outstanding (see Note 6).
[2]	This number includes up to 900,000 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriter. On January 11, 2021, the underwriter exercised its over-allotment option, in full; thus these shares are no longer subject to forfeiture (see Note 6).